Risk Report - Market Risk - Nontrading Market Risk Exposures - Economic Capital Usage by risk type (Detail) - Economic capital usage [Member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying Value and Economic Capital Usage for Nontrading Market Risk Portfolios [line items]
Interest rate risk	€ 1,853	€ 4,062
Credit spread risk	21	92
Equity and investment risk	1,031	1,885
Foreign exchange risk	1,509	1,682
Pension risk	1,128	934
Guaranteed funds risk	85	41
Nontrading market risk portfolios	€ 5,628	€ 8,696